Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) Schedule of Assets (Held at End of Year)	Voya 401(k) Plan For VRIAC Agents
EIN-71-0294708 Plan-005
Schedule H, Line 4(i)
Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b)	(c)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment	Current Value
	Notes receivable from Participants	*	$1,155,148
Note:  Column (d) cost information is not required as the Plan's investments are totally participant directed.
  *  Each loan will bear an interest rate as prescribed by the Plan's applicable provisions when the loan is issued, currently the prime interest rate plus 1%. The current interest rates on participant loans range from 4.25% to 9.50% as of December 31, 2025. Loan repayment periods are for a maximum of five years.
As of  December 31, 2025, current maturity dates on Participant Loans range from January 2026 to September 2030.